LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2016
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

7.LONG-TERM INVESTMENT

On February 6, 2015, the Group acquired 30% equity interest of Shantou Demon Network Technology Co., Ltd. (“Demon”), with $2,100 cash consideration. Demon owns an online website specialized in cross-border packages tracking. The Group has significant influence but does not have control over Demon. Accordingly the Group recorded it as an equity method investment.

During the years ended December 31, 2015 and 2016, The Group recorded its share of loss of $34 and share of income of $17 in the consolidated statement of operations.